Operating leases and finance leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
USD million	31.12.18
Expenses for operating leases to be recognized in:
2019	684
2020	647
2021	543
2022	489
2023	449
2024 and thereafter	1,877
Subtotal commitments for minimum payments under operating leases	4,688
Less: Sublease rental income commitments	250
Net commitments for minimum payments under operating leases	4,438

Disclosure Of Operating Lease Expense Explanatory
USD million	31.12.18	31.12.17	31.12.16
Gross operating lease expense recognized in the income statement	766	739	757
Sublease rental income	52	68	79
Net operating lease expense recognized in the income statement	714	671	678

Disclosure Of Finance Lease And Operating Lease By Lessor Explanatory
Lease receivables
USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107

UBS AG
Disclosure Of Operating Leases And Finance Leases Table [Line Items]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
USD million	31.12.18
Expenses for operating leases to be recognized in:
2019	658
2020	622
2021	528
2022	474
2023	434
2024 and thereafter	1,830
Subtotal commitments for minimum payments under operating leases	4,546
Less: Sublease rental income commitments	250
Net commitments for minimum payments under operating leases	4,296

Disclosure Of Operating Lease Expense Explanatory
USD million	31.12.18	31.12.17	31.12.16
Gross operating lease expense recognized in the income statement	663	697	745
Sublease rental income	52	68	79
Net operating lease expense recognized in the income statement	611	629	666

Disclosure Of Finance Lease And Operating Lease By Lessor Explanatory
Lease receivables
USD million	31.12.18
	Total minimum lease payments	Unearned financeincome	Present value
2019	359	22	337
2020–2023	703	35	669
Thereafter	103	2	102
Total	1,166	58	1,107